Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating costs [Member]
Disclosure of detailed information about intangible assets [Line Items]
Amortization amounts of intangible assets	$ 799,215	$ 675,257
Operating expenses [Member]
Disclosure of detailed information about intangible assets [Line Items]
Amortization amounts of intangible assets	$ 1,119,855	$ 1,367,103